Notes on the Consolidated Balance Sheet - Composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Balance Sheet [Abstract]
Total cash and cash equivalents	€ 11,095	€ 8,214	€ 8,064	€ 2,987